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Jensen Quality Value Class J & I | Jensen Quality Value Fund
Jensen Quality Value Fund
Investment Objective
The objective of the Jensen Quality Value Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J/I - USD ($)	Jensen Quality Value Fund - J Shares	Jensen Quality Value Fund - I Shares
Shareholder Fee, Other | Jensen Quality Value Class J & I | Jensen Quality Value Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J/I - Jensen Quality Value Class J & I - Jensen Quality Value Fund		Jensen Quality Value Fund - J Shares	Jensen Quality Value Fund - I Shares
Management Fees (as a percentage of Assets)		0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	none
Component1 Other Expenses	[1]	none	0.02%
Other Expenses (as a percentage of Assets):	[2]	0.61%	0.61%
Expenses (as a percentage of Assets)	[3]	1.51%	1.28%
Fee Waiver or Reimbursement		(0.45%)	(0.45%)
Net Expenses (as a percentage of Assets)	[3],[4]	1.06%	0.83%
[1]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee in the amount of 0.10% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.02% of the Fund’s average daily net assets; however, the fee may be increased to 0.10% of the Fund’s average daily net assets at any time.
[2]	Other Expenses include custodian, transfer agency and other customary Fund expenses not listed above and are based on the previous fiscal year’s expenses.
[3]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which does not include Acquired Fund Fees and Expenses.
[4]	Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Adviser”), and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, interest (including interest incurred in connection with bank and custody overdrafts), acquired fund fees and expenses, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, dividends and interest on short positions, brokerage commissions, and extraordinary expenses), do not exceed 0.80% of the Fund’s average daily net assets through January 15, 2021. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s Total Annual Operating Expenses (after the amount of the reimbursement is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and either redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through January 15, 2021.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be: 1Year3Years5Years10YearsClass J$108$433$781$1,763Class I$85$361$659$1,506
Expense Example - Class J/I - Jensen Quality Value Class J & I - Jensen Quality Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Jensen Quality Value Fund - J Shares	108	433	781	1,763
Jensen Quality Value Fund - I Shares	85	361	659	1,506

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended May 31, 2019, the Fund’s portfolio turnover rate was 42.51% of the average value of its portfolio.

Principal Investment Strategies
The Fund’s investment strategy seeks to identify companies the Adviser deems to be undervalued. To achieve its objective, the Fund invests in equity securities of companies that satisfy the investment criteria described below. These companies are selected from a universe of publicly traded U.S. companies that, as determined by the Adviser, have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization between $100 million and the capitalization of the largest company in the Russell Midcap® Index, and a return on equity of 15% or greater in each of the last ten years as determined by the Adviser and may include companies with negative equity resulting from debt-financing of large share repurchases. These companies may have unique risk profiles depending on the amount of debt incurred relative to the company’s ability to repay that debt.

Equity securities in which the Fund may invest as a principal strategy consist primarily of common stocks of small- and mid-cap U.S. companies. For purposes of the Fund, the Adviser considers a company to be a small- or mid-cap company if it has a market capitalization between $100 million and the capitalization of the largest company in the Russell Midcap® Index at the time of the Fund’s investment. The Adviser determines the companies that qualify for inclusion in the Fund’s investable universe on at least an annual basis.

The Fund’s investment strategy is based on applying fundamental analysis and valuation models to this select universe of companies in order to identify investment opportunities. Fundamental analysis includes assessment of the company’s industry, strategy, competitive advantages, business segments, geographic distribution, growth and profitability, financial statements (income statement, cash flow statement, balance sheet), and the company’s other financial reports. The valuation models are rooted in fundamentals-based investment principles and include discounted cash flow models (for example, determining the present value of expected future cash flows), relative valuation methods (for example, a company’s valuation relative to its own history, its industry peers, or the broader stock market), and ratio methods (for example, a company’s price-to-earnings ratios).

The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria described above for inclusion in the universe of companies in which the Fund may invest. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company. Examples of such extraordinary situations include a significant acquisition, divestiture, or accounting rule change that results in a significant change to a company’s equity balance and a non-meaningful return on equity number.

The Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 30 to 50 primarily domestic companies. The Fund must always own the securities of a minimum of 25 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.

Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in this Fund are:

+	Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

+	Management Risk
The investment process used by the Adviser, including the Adviser’s valuation models, to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

+	Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment must, among other criteria and in the determination of the Adviser, have attained a return on equity of at least 15% per year for each of the prior 10 years. Due to the relatively limited number of companies that meet this investment criteria and thereby qualify for investment consideration, at times the Fund is prohibited from investing in certain companies and sectors that are experiencing strong market appreciation, but have not attained the high level of consistent, long-term business performance that is required for investment consideration by the Fund. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

+	Value Style Investing Risk
A value investing style subjects the Fund to the risk that the prices of securities the Adviser believes are undervalued may not appreciate as anticipated or may go down, the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.

+	Small- and Mid-Cap Company Risk
The securities of small-cap and mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

Performance
The performance information below demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jenseninvestment.com, or by calling the Fund toll-free at 800-992-4144.

Jensen Quality Value Fund - Class J Shares Calendar Year Returns as of December 31	[1]

The returns in the bar chart are for the Class J shares. The performance of Class I shares will differ due to differences in expenses.
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 15.40% for the quarter ended March 31, 2013, and the lowest quarterly return was -13.99% for the quarter ended September 30, 2011.

Average Annual Total Returns For the Periods Ended December 31, 2018
Average Annual Total Returns - Class J/I - Jensen Quality Value Class J & I - Jensen Quality Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Russell 2500® Total Return Index (reflects no deductions for fees, expenses, or taxes)	Russell 2500® Total Return Index (reflects no deductions for fees, expenses, or taxes)	27.77%	8.93%	11.90%	Mar. 31, 2010
Jensen Quality Value Fund - J Shares	Class J Shares Return Before Taxes	26.33%	6.80%	9.78%	Mar. 31, 2010
Jensen Quality Value Fund - J Shares | After Taxes on Distributions	Class J Shares Return After Taxes on Distributions	25.10%	5.09%	8.05%
Jensen Quality Value Fund - J Shares | After Taxes on Distributions and Sales	Class J Shares Return After Taxes on Distributions and Sale of Fund Shares	16.45%	4.88%	7.51%
Jensen Quality Value Fund - I Shares	Class I Shares Return Before Taxes	26.69%	7.01%	9.97%	Mar. 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for the Class J shares only and after-tax returns for the Class I shares will vary.

[1]	The returns in the bar chart are for the Class J shares. The performance of Class I shares will differ due to differences in expenses.